Income Taxes - Schedule of Components of the Income (Loss) Before Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	$ (696,524)	$ (906,335)	$ 9,709,064
PRC subsidiaries [Member]
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	8,772,714	7,132,140	(2,124,668)
Singapore subsidiary [Member]
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	1,268,009	507,046	(175,753)
Hong Kong Subsidiaries [Member]
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	(10,623,378)	(8,079,908)	14,376,843
Cayman subsidiaries [Member]
Schedule of Components of the Income (Loss) Before Income Tax [Line Items]
Income (loss) before income taxes	$ (113,869)	$ (465,613)	$ (2,367,358)